Document and Entity Information	Jan. 29, 2019
Prospectus:
Document Type	497
Document Period End Date	Jan. 29, 2019
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Jan. 29, 2019
Document Effective Date	Jan. 29, 2019
Prospectus Date	Feb. 28, 2018
AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund A Shares
Prospectus:
Trading Symbol	FDDAX
AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund C Shares
Prospectus:
Trading Symbol	FDDCX
AIG Focused Dividend Strategy II Fund | AIG Focused Dividend Strategy II Fund W Shares
Prospectus:
Trading Symbol	FDDWX